May 01, 2016
AMG FUNDS III

AMG Managers Special Equity Fund

AMG Managers Bond Fund

AMG Managers Global Income Opportunity Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016 and August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Special Equity Fund, AMG Managers Bond Fund and AMG Managers Global Income Opportunity Fund, each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, the name of AMG Managers Bond Fund will change to AMG Managers Loomis Sayles Bond Fund and all references in the Prospectus and SAI to AMG Managers Bond Fund will be superseded with references to AMG Managers Loomis Sayles Bond Fund.

Effective as of October 1, 2016, with respect to AMG Managers Special Equity Fund and AMG Managers Bond Fund, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Service Class	Class S
Institutional Class	Class I

Effective as of October 1, 2016, shares of AMG Managers Global Income Opportunity Fund's sole class will be reclassified and redesignated as Class S shares and all references in the Prospectus and SAI to AMG Managers Global Income Opportunity Fund's sole class will be superseded with references to Class S shares.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Funds—AMG Managers Special Equity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class I
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.51%	0.26%
Total Annual Fund Operating Expenses	1.41%	1.16%
(Fee Waiver and Expense Reimbursements)/Recoupment[2]	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.36%	1.11%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets, subject to later reimbursement by the Fund (“recoupment”) in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$138	$441	$766	$1,687
Class I	$113	$364	$633	$1,405

The first paragraph of the section under “Summary of the Funds – AMG Managers Special Equity Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Service Class shares of the Fund (formerly Managers Class shares of the Fund, which were renamed Service Class shares on April 1, 2013) were renamed Class S shares and outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under “Summary of the Funds – AMG Managers Bond Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class I
Management Fee	0.625%	0.625%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[1]	0.34%	0.24%
Total Annual Fund Operating Expenses	0.97%	0.87%
(Fee Waiver and Expense Reimbursements)/Recoupment[2]	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	0.99%	0.89%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund (“recoupment”) in certain circumstances. Recoupment amounts shown are based on expense information being restated to reflect current fees. No recoupment occurred during the prior fiscal year. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$100	$309	$536	$1,186
Class I	$90	$278	$481	$1,069

The first paragraph of the section under “Summary of the Funds – AMG Managers Bond Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding Service Class shares of the Fund (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Service Class shares on April 1, 2013) were renamed Class S shares and outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under “Summary of the Funds – AMG Managers Global Income Opportunity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class S
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.54%
Total Annual Fund Operating Expenses	1.09%
(Fee Waiver and Expense Reimbursements)/Recoupment[2]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	0.89%

[1]	Expense information has been restated to reflect current fees.
[2]
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund (“recoupment”) in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$91	$327	$581	$1,311

The first paragraph of the section under "Summary of the Funds – AMG Managers Global Income Opportunity Fund" titled "Performance" is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund's sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.